Note 3 - Basis of Presentation and Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Notes to Financial Statements
Significant Accounting Policies [Text Block]
Note
3.
Basis of Presentation and Summary of Significant Accounting Policies

Basis of Presentation.
The condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial statements and with Form
10
-Q and Article
10
of Regulation S-
X
of the United States Securities and Exchange Commission. Accordingly, they do not
contain all information and footnotes required by GAAP for annual financial statements. The condensed consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation. In the opinion of the Company’s management, the accompanying unaudited condensed consolidated financial statements contain all the adjustments necessary (consisting only of normal recurring accruals) to present the financial position of the Company as of
June 30, 2017
and the results of operations and cash flows for the periods presented. The results of operations for the three
and
six
months ended
June 30, 2017
are
not
necessarily indicative of the operating results for the full fiscal year for any future period.

These unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and related disclosures of the Company as of
December 31, 2016
and
2015
and for the years then ended, which are included elsewhere in this document.

Retroactive Adjustment for Reverse Stock Splits.
On
July 7, 2016,
the Company effected a
one
-for-
twenty
reverse stock split of its common stock.

On
September 29, 2017,
the Company effected a
one
-for-
seventy-five
reverse stock split of its common stock. Consequently, all earnings per share and other share related amounts and disclosures have been retroactively adjusted for all periods presented.

Use of Estimates.
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities, and the amounts of revenues and expenses. Actual results could differ from those estimates. Key estimates include fair value of certain financial instruments, carrying value of intangible assets, reserves for accounts receivable and accruals for liabilities.

Concentration of Credit Risk.
 Financial instruments that potentially subject the Company to significant concentrations of credit risk consist of cash and cash equivalents. At times, our cash and cash equivalents may
be uninsured or in deposit accounts that exceed the Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As of
June 30, 2017,
the Company had cash and cash equivalent balances of approximately
$8.7
million in excess of the federally insured limit of
$250,000.

Revenue Recognition.
The Company generally enters into contractual agreements with its customers for periods ranging between one
to
three
years. The Company recognizes the total revenue provided under a contract ratably over the contract period, including any periods under which the Company has agreed to provide services at no
cost. The Company applies the revenue recognition principles set forth under the United States Securities and Exchange Commission Staff Accounting Bulletin
104,
(“SAB
104”
) which provides for revenue to be recognized when (i) persuasive evidence of an arrangement exists, (ii) delivery or installation has been completed, (iii) the customer accepts and verifies receipt, and (iv) collectability is reasonably assured.

Deferred Revenues.
Customers are billed monthly in advance. Deferred revenues are recognized for that portion of monthly charges not
yet earned as of the end of the reporting period. Deferred revenues are also recognized for certain customers who pay for their services in advance.

Intrinsic Value of Stock Options and Warrants
. The Company calculates the intrinsic value of stock options and warrants as the difference between the closing price of the Company’s common stock at the end of the reporting period and the exercise price of the stock options and warrants.

Goodwill
. Goodwill represents the excess of the purchase price over the estimated fair value of identifiable net assets acquired in an acquisition. Goodwill is not
amortized but rather is reviewed annually in the
fourth
quarter for impairment, or whenever events or circumstances indicate that the carrying value may
not
be recoverable. The Company initially performs a qualitative assessment of goodwill which considers macro-economic conditions, industry and market trends, and the current and projected financial performance of the reporting unit.
No
further analysis is required if it is determined that there is a less than
50
percent likelihood that the carrying value is greater than the fair value. There were no
indicators of impairment identified during the
three
and
six
month periods ended
June 30, 2017.

Recent Accounting Standards.
In
May 2014,
the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
No.
2014
-
09,
Revenue from Contracts with Customers (“ASU
2014
-
09”
), which requires an entity to recognize revenue at an amount that reflects the consideration to which the entity expects to be entitled in exchange for transferring goods or services to customers. ASU
2014
-
09
will replace most existing revenue recognition guidance in U.S. GAAP when it becomes effective. ASU
2014
-
09
will be effective for the Company beginning in fiscal
2018
as a result of ASU
2015
-
14,
"Revenue from Contracts with Customers (Topic
606
): Deferral of the Effective Date," which was issued by the FASB in
August 2015
and extended the original effective date by
one
year. Early application is
not
permitted. The standard permits the use of either the retrospective or cumulative effect transition method. The Company is in the process of evaluating the effect of the adoption of this standard on our consolidated financial position and results of operations.

There have been
four
new ASUs issued amending certain aspects of ASU
2014
-
09,
ASU
2016
-
08,
“Principal versus Agent Considerations (Reporting Revenue Gross Versus Net),” was issued in
March 2016
to clarify certain aspects of the principal versus agent guidance in ASU
2014
-
09.
In addition, ASU
2016
-
10,
“Identifying Performance Obligations and Licensing,” issued in
April 2016,
amends other sections of ASU
2014
-
09
including clarifying guidance related to identifying performance obligations and licensing implementation. ASU
2016
-
12,
“Revenue from Contracts with Customers — Narrow Scope Improvements and Practical Expedients” provides amendments and practical expedients to the guidance in ASU
2014
-
09
in the areas of assessing collectability, presentation of sales taxes received from customers, noncash consideration, contract modification and clarification of using the full retrospective approach to adopt ASU
2014
-
09.
Finally, ASU
2016
-
20,
“Technical Corrections and Improvements to Topic
606,
Revenue from Contracts with Customers,” was issued in
December 2016,
and provides elections regarding the disclosures required for remaining performance obligations in certain cases and makes other technical corrections and improvements to the standard. With its evaluation of the impact of ASU
2014
-
09,
the Company will also consider the impact on its financial statements related to the updated guidance provided by these four
new ASUs.

In
January 2017,
the Financial Accounting Standard Board (the “FASB”) issued Accounting Standards Update (ASU)
2017
-
04:
“Intangibles — Goodwill and Other (Topic
350
): Simplifying the Test for Goodwill Impairment” (“ASU
017
-
04”
), which removes Step
2
from the goodwill impairment test. It is effective for annual and interim periods beginning after
December 15, 2019.
Early adoption is permitted for interim or annual goodwill impairment test performed with a measurement date after
January 1, 2017.
The adoption of this standard is
not
expected to have a material impact on the Company’s consolidated financial position and results of operations.

In
May 2017,
the Financial Accounting Standard Board (the “FASB”) issued Accounting Standards Update (ASU)
2017
-
09:
Compensation – Stock Compensation (Topic
718
): Scope of Modification Accounting which clarifies which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting. The standard is effective beginning after
December 15, 2017;
early adoption is permitted. The adoption of this standard is not
expected to have a material impact on the Company’s consolidated financial position and results of operations.

In
July 2017,
FASB issued ASU
No.
2017
-
11,
Earnings per Share (Topic
260
), Distinguishing Liabilities from Equity (Topic
480
), Derivatives and Hedging (Topic
815
). ASU
2017
-
11
consists of
two
parts. The amendments in Part I of this Update change the classification analysis of certain equity-linked financial instruments (or embedded features) with down round features. When determining whether certain financial instruments should be classified as liabilities or equity instruments, a down round feature no
longer precludes equity classification when assessing whether the instrument is indexed to an entity’s own stock. The amendments also clarify existing disclosure requirements for equity-classified instruments. As a result, a freestanding equity-linked financial instrument (or embedded conversion option)
no
longer would be accounted for as a derivative liability at fair value as a result of the existence of a down round feature. For freestanding equity classified financial instruments, the amendments require entities that present earnings per share (EPS) in accordance with Topic
260
to recognize the effect of the down round feature when it is triggered. That effect is treated as a dividend and as a reduction of income available to common shareholders in basic EPS. Convertible instruments with embedded conversion options that have down round features are now subject to the specialized guidance for contingent beneficial conversion features (in Subtopic
470
-
20,
Debt—Debt with Conversion and Other Options), including related EPS guidance (in Topic
260
). The amendments in Part II of this Update re-characterize the indefinite deferral of certain provisions of Topic
480
that now are presented as pending content in the Codification, to a scope exception. Those amendments do not
have an accounting effect. For public business entities, the amendments in Part I of this Update are effective for fiscal years, and interim periods within those fiscal years, beginning after
December 15, 2018.
For all other entities, the amendments in Part I of this Update are effective for fiscal years beginning after
December 15, 2019,
and interim periods within fiscal years beginning after
December 15, 2020.
Early adoption is permitted for all entities, including adoption in an interim period. If an entity early adopts the amendments in an interim period, any adjustments should be reflected as of the beginning of the fiscal year that includes that interim period. The amendments in Part II of this Update do not
require any transition guidance because those amendments do
not
have an accounting effect. The adoption of this ASU is
not
expected to have a material impact on the Company’s consolidated financial position and results of operations.

Reclassifications.
 Certain accounts in the prior year’s condensed consolidated financial statements have been reclassified for comparative purposes to conform to the presentation in the current year’s condensed consolidated financial statements. These reclassifications have no
effect on the previously reported net loss.

Subsequent Events
. Subsequent events have been evaluated through the date of this filing.

Note
3
-
Basis of Presentation and Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

Retroactive Adjustment For Reverse Stock Split

On
July 7, 2016,
the Company effected a
one
-for-
twenty
reverse split of its common stock. Consequently, all earnings per share and other share related amounts and disclosures have been retroactively adjusted for all periods presented.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities, and the amounts of revenues and expenses. Actual results could differ from those estimates. Key estimates include fair value of certain financial instruments, carrying value of intangible assets, reserves for accounts receivable and accruals for liabilities.

Cash and Cash Equivalents

The Company considers all highly liquid investments with a maturity of three
months or less when purchased to be cash equivalents.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist of cash and cash equivalents. At times, the Company’s cash and cash equivalents may
be uninsured or in deposit accounts that exceed the Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As of
December 31, 2016,
the Company had cash and cash equivalent balances of approximately
$12
million in excess of the federally insured limit of
$250,000.

Accounts Receivable

Accounts receivable are stated at cost less an allowance for doubtful accounts which reflects the Company’s estimate of balances that will not
be collected. The allowance is based on the history of past write-offs, the aging of balances, collections experience and current credit conditions. Additions include provisions for doubtful accounts and deductions include customer write-offs.

Property and Equipment

Property and equipment are stated at cost and include equipment, installation costs and materials. Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets. Leasehold improvements are amortized over the lesser of the useful lives or the term of the respective lease. Network, base station, shared wireless infrastructure and customer premise equipment are depreciated over estimated useful lives of five
years; furniture, fixtures and other from
three
to
five
years and information technology from
three
to
five
years.
Expenditures for maintenance and repairs which do
not
extend the useful life of the assets are charged to expense as incurred. Gains or losses on disposals of property and equipment are reflected in general and administrative expenses in the Company’s consolidated statements of operations.

FCC Licenses

Federal Communications Commission (“FCC”) licenses are initially recorded at cost and are considered to be intangible assets with an indefinite life because the Company is able to maintain the license indefinitely as long as it complies with certain FCC requirements. The Company intends to and has demonstrated an ability to maintain compliance with such requirements. The Financial Accounting Standards Board’s (“FASB”) guidance on goodwill and other intangible assets states that an asset with an indefinite useful life is not
amortized. However, as further described in the next paragraph, these assets are reviewed annually for impairment.

Long-Lived Assets

Long-lived assets with definitive lives consist primarily of property and equipment, and certain intangible assets. Long-lived assets are evaluated periodically for impairment, or whenever events or circumstances indicate their carrying value may
not
be recoverable. Conditions that would result in an impairment charge include a significant decline in the fair value of an asset, a significant change in the extent or manner in which an asset is used, or a significant adverse change that would indicate that the carrying amount of an asset or group of assets is not
recoverable. When such events or circumstances arise, an estimate of the future undiscounted cash flows produced by the asset, or the appropriate grouping of assets, is compared to the asset’s carrying value to determine if impairment exists. If the asset is determined to be impaired, the impairment loss is measured based on the excess of its carrying value over its fair value. Assets to be disposed of are reported at the lower of their carrying value or net realizable value.

The FASB’s guidance on asset retirement obligations addresses financial accounting and reporting for obligations associated with the retirement of tangible long-lived assets and the associated costs. This guidance requires the recognition of an asset retirement obligation and an associated asset retirement cost when there is a legal obligation associated with the retirement of tangible long-lived assets. The Company’s network equipment is installed on both buildings in which the Company has a lease agreement and at customer locations. In both instances, the installation and removal of the Company’s equipment is not
complicated and does
not
require structural changes to the building where the equipment is installed. Costs associated with the removal of the Company’s equipment at company or customer locations are not
material, and accordingly, the Company has determined that it does not
presently have asset retirement obligations under the FASB’s accounting guidance.

Goodwill

Goodwill represents the excess of the purchase price over the estimated fair value of identifiable net assets acquired in an acquisition. Goodwill is not
amortized but rather is reviewed annually for impairment, or whenever events or circumstances indicate that the carrying value may
not
be recoverable. The Company initially performs a qualitative assessment of goodwill which considers macro-economic conditions, industry and market trends, and the current and projected financial performance of the reporting unit.
No
further analysis is required if it is determined that there is a less than
50
percent likelihood that the carrying value is greater than the fair value. The Company completed a qualitative and quantitative assessment and determined that there was no
impairment of goodwill as of
December 31, 2016
and
2015,
respectively.

Fair Value of Financial Instruments

The Company has categorized its financial assets and liabilities measured at fair value into a three
-level hierarchy in accordance with the FASB’s guidance. Fair value is defined as an exit price, the amount that would be received upon the sale of an asset or paid upon the transfer of a liability in an orderly transaction between market participants at the measurement date. The degree of judgment utilized in measuring the fair value of assets and liabilities generally correlates to the level of pricing observability. Financial assets and liabilities with readily available, actively quoted prices or for which fair value can be measured from actively quoted prices in active markets generally have more pricing observability and require less judgment in measuring fair value. Conversely, financial assets and liabilities that are rarely traded or not
quoted have less price observability and are generally measured at fair value using valuation models that require more judgment. These valuation techniques involve some level of management estimation and judgment, the degree of which is dependent on the price transparency of the asset, liability or market and the nature of the asset or liability.

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period enacted. A valuation allowance is provided when it is more likely than not
that a portion or all of a deferred tax asset will
not
be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income and the reversal of deferred tax liabilities during the period in which related temporary differences become deductible. The benefit of tax positions taken or expected to be taken in the Company’s income tax returns are recognized in the consolidated financial statements if such positions are more likely than not
to be sustained upon examination.

Revenue Recognition

The Company normally enters into contractual agreements with its customers for periods ranging between one
to
three
years. The Company recognizes the total revenue provided under a contract ratably over the contract period, including any periods under which the Company has agreed to provide services at no
cost. The Company applies the revenue recognition principles set forth under the United States Securities and Exchange Commission Staff Accounting Bulletin
104,
(“SAB
104”
) which provides for revenue to be recognized when (i) persuasive evidence of an arrangement exists, (ii) delivery or installation has been completed, (iii) the customer accepts and verifies receipt, and (iv) collectability is reasonably assured.

Deferred Revenues

Customers are billed monthly in advance. Deferred revenues are recognized for that portion of monthly charges not
yet earned as of the end of the reporting period. Deferred revenues are also recognized for certain customers who pay for their services in advance.

Advertising Costs

The Company charges advertising costs to expense as incurred. Advertising costs for the years ended
December 31, 2016,
and
2015
were approximately
$245,230,
and
$1,058,000,
respectively, and are included in sales and marketing expenses in the Company’s consolidated statements of operations.

Stock-Based Compensation

The Company accounts for stock-based awards issued to employees in accordance with FASB guidance. Such awards primarily consist of options to purchase shares of common stock. The fair value of stock-based awards is determined on the grant date using a valuation model. The fair value is recognized as compensation expense, net of estimated forfeitures, on a straight line basis over the service period which is normally the vesting period.

Basic and Diluted Net Loss Per Share

Basic and diluted net loss per share has been calculated by dividing net loss by the weighted average number of common shares outstanding during the period.

The following common stock equivalents were excluded from the computation of diluted net loss per common share because they were anti-dilutive. The exercise of these common stock equivalents would dilute earnings per shares if the Company becomes profitable in the future.

	Years Ended December 31,
	2016	2015
Stock options	28,092	2,894
Warrants	2,400	2,700
Series D Convertible Preferred Stock	41,100	-
Series E Convertible Preferred Stock	6,667	-
Series F Convertible Preferred Stock	82,200	-
Total	160,459	5,594

Convertible Instruments

The Company accounts for hybrid contracts that feature conversion options in accordance with applicable GAAP which requires companies to bifurcate conversion options from their host instruments and account for them as freestanding derivative financial instruments according to certain criteria. The criteria includes circumstances in which (a) the economic characteristics and risks of the embedded derivative instrument are not
clearly and closely related to the economic characteristics and risks of the host contract, (b) the hybrid instrument that embodies both the embedded derivative instrument and the host contract is not
re-measured at fair value under otherwise applicable GAAP with changes in fair value reported in earnings as they occur and (c) a separate instrument with the same terms as the embedded derivative instrument would be considered a derivative instrument.

Conversion options that contain variable settlement features such as provisions to adjust the conversion price to those more favorable than that featured in the hybrid contract generally result in their bifurcation from the host instrument.

Reclassifications

Certain accounts in the prior year’s consolidated financial statements have been reclassified for comparative purposes to conform to the presentation in the current year’s consolidated financial statements. These reclassifications have no
effect on the previously reported net loss.

Segments

The Company determined that the Shared Wireless Infrastructure and Fixed Wireless businesses represented separate business segments. In addition, the Company established a Corporate Group so that centralized operating and administrative activities which supported both businesses could be reported separately. During the fourth
quarter of
2015,
the Company determined to exit the Shared Wireless Infrastructure business. As a result, its operating results for all periods presented are being reported as discontinued operations in these financial statements. The operating results of the Fixed Wireless business are being reported as continuing operations.

Recent Accounting Pronouncements

In
May 2014,
the FASB issued Accounting Standards Update (“ASU”)
No.
2014
-
09
(“ASU
2014
-
09”
), “Revenue from Contracts with Customers”. ASU
2014
-
09
supersedes the revenue recognition requirements in ASC Topic
605,
“Revenue Recognition” and some cost guidance included in ASC Subtopic
605
-
35,
"Revenue Recognition - Construction-Type and Production-Type Contracts.” The core principle of ASU
2014
-
09
is that revenue is recognized when the transfer of goods or services to customers occurs in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. ASU
2014
-
09
requires the disclosure of sufficient information to enable readers of the Company’s financial statements to understand the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts. ASU
2014
-
09
also requires disclosure of information regarding significant judgments and changes in judgments, and assets recognized from costs incurred to obtain or fulfill a contract. ASU
2014
-
09
provides
two
methods of retrospective application. The
first
method would require the Company to apply ASU
2014
-
09
to each prior reporting period presented. The
second
method would require the Company to retrospectively apply ASU
2014
-
09
with the cumulative effect recognized at the date of initial application. ASU
2014
-
09
will be effective for the Company beginning in fiscal
2018
as a result of ASU
2015
-
14,
"Revenue from Contracts with Customers (Topic
606
): Deferral of the Effective Date," which was issued by the FASB in
August 2015
and extended the original effective date by
one
year. The Company is currently evaluating the impact of adopting the available methodologies of ASU
2014
-
09
and
2015
-
14
upon its financial statements in future reporting periods. The Company has not
yet selected a transition method. The Company is in the process of evaluating the new standard against its existing accounting policies, including the timing of revenue recognition, and its contracts with customers to determine the effect the guidance will have on its financial statements and what changes to systems and controls may
be warranted.

There have been
four
new ASUs issued amending certain aspects of ASU
2014
-
09,
ASU
2016
-
08,
"Principal versus Agent Considerations (Reporting Revenue Gross Versus Net)," was issued in
March,2016
to clarify certain aspects of the principal versus agent guidance in ASU
2014
-
09.
In addition, ASU
2016
-
10,
"Identifying Performance Obligations and Licensing," issued in
April 2016,
amends other sections of ASU
2014
-
09
including clarifying guidance related to identifying performance obligations and licensing implementation. ASU
2016
-
12,
"Revenue from Contracts with Customers - Narrow Scope Improvements and Practical Expedients" provides amendments and practical expedients to the guidance in ASU
2014
-
09
in the areas of assessing collectability, presentation of sales taxes received from customers, noncash consideration, contract modification and clarification of using the full retrospective approach to adopt ASU
2014
-
09.
Finally, ASU
2016
-
20,
“Technical Corrections and Improvements to Topic
606,
Revenue from Contracts with Customers,” was issued in
December 2016,
and provides elections regarding the disclosures required for remaining performance obligations in certain cases and also makes other technical corrections and improvements to the standard. With its evaluation of the impact of ASU
2014
-
09,
the Company will also consider the impact on its financial statements related to the updated guidance provided by these four
new ASUs.

In
June 2014,
the FASB issued ASU
No.
2014
-
12
(“ASU
2014
-
12”
), “Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period,” which requires a performance target that affects vesting, and that could be achieved after the requisite service period, be treated as a performance condition. ASU
2014
-
12
states that the performance target should
not
be reflected in estimating the grant date fair value of the award. ASU
2014
-
12
clarifies that compensation cost should be recognized in the period in which it becomes probable that the performance target will be achieved and should represent the periods for which the requisite service has already been rendered. The new standard was effective for and adopted by the Company on
January 1, 2016
and did
not
have a significant impact on its consolidated financial statements.

In
August 2014,
the FASB issued ASU
No.
2014–15
(“ASU
2014
-
15”
), “Presentation of Financial Statements – Going Concern.”  ASU
2014
-
15
provides GAAP guidance on management’s responsibility in evaluating whether there is substantial doubt about a company’s ability to continue as a going concern and about related footnote disclosures. For each reporting period, management will be required to evaluate whether there are conditions or events that raise substantial doubt about a company’s ability to continue as a going concern within one
year from the date the financial statements are issued. The new standard was effective for and adopted by the Company on
January 1, 2017
and did
not
 have a significant impact on its consolidated financial statements.

In
April 2015,
the FASB issued ASU
No.
2015
-
03
(“ASU
2015
-
03”
), “Interest - Imputation of Interest (Subtopic
835
-
30
): Simplifying the Presentation of Debt Issuance Costs.” ASU
2015
-
03
requires that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of the related debt liability, consistent with debt discounts, instead of being presented as an asset. ASU
2015
-
03
was effective for and retrospectively adopted by the Company on
January 1, 2016.
Long-term debt, net of debt discount, as of
December 31, 2015
was previously reported on the consolidated balance sheet as
$34,695,383
with the associated
$1,691,421
of unamortized debt issuance costs included in other assets on its consolidated balance sheet.

In
February 2016,
the FASB issued ASU
2016
-
02
(“ASU
2016
-
02
), “Leases (Topic
842
).” ASU
2016
-
02
requires a lessee to recognize a lease liability for the obligation to make lease payments and a right-to-use asset for the right to use the underlying asset for the lease term. ASU
2016
-
02
is effective for the Company on
January 1, 2019.
Early adoption is permitted. The Company is currently evaluating the effect that ASU
2016
-
02
will have on its consolidated financial statements

In
March 2016,
the FASB issued ASU
No.

2016
-
09,
“Compensation - Stock Compensation (Topic
718
): Improvements to Employee Share-Based Payment Accounting.” The new standard involves several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities and classification on the statement of cash flows. The new standard will be effective for the Company on
January
1,
2017.
The Company is currently evaluating the impact of its pending adoption of this standard on its consolidated financial statements and related disclosures

In
August 2016,
the FASB issued ASU
No.
2016
-
15,
“Statement of Cash Flows (Topic
230
), Classification of Certain Cash Receipts and Cash Payments” (“ASU
2016
-
15”
). ASU
2016
-
15
is intended to address how certain cash receipts and cash payments are presented and classified in the statement of cash flows. This update addresses eight
specific cash flow issues with the objective of reducing the existing diversity in practice. The amendments are effective for public business entities for fiscal years beginning after
December 15, 2017,
and interim periods within those fiscal years. The Company is currently evaluating the effect that ASU
2016
-
15
will have on its consolidated financial position and results of operations.

In
January 2017,
the FASB issued ASU
No.
2017
-
01
“Business Combinations (Topic
805
): Clarifying the Definition of a Business”, which clarifies the definition of a business to assist entities with evaluating whether transactions should be accounted for as acquisitions or disposals of assets or businesses. The standard introduces a screen for determining when assets acquired are not
a business and clarifies that a business must include, at a minimum, an input and a substantive process that contribute to an output to be considered a business. This standard is effective for fiscal years beginning after
December 15, 2017,
including interim periods within that reporting period. The Company does not
expect this new guidance to have a material impact on its consolidated financial position, results of operations or related disclosures.

In
January 2017,
the FASB issued ASU
No.
2017
-
04
(“ASU
2017
-
04”
), “Intangibles – Goodwill and Other (Topic
350
): Simplifying the Test for Goodwill Impairment,” which removes Step
2
from the goodwill impairment test.  ASU
2017
-
04
is effective for annual and interim periods beginning after
December 15, 2019.
Early adoption is permitted for interim or annual goodwill impairment test performed with a measurement date after
January 1, 2017.
The Company does
not
expect ASU
2017
-
04
to have a material impact on its financial positions or results of operations.